Consolidated Statement of Comprehensive Income - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018 [1]	Jan. 31, 2017
Statement of comprehensive income [abstract]
Revenue	£ 43,012	£ 12,360	£ 2,304
Other operating income	15,156	2,725	72
Operating expenses
Research and development	(39,174)	(28,970)	(18,952)
General and administration	(12,342)	(11,999)	(8,277)
Impairment of goodwill and intangible assets	(3,985)	0	0
Total operating expenses	(55,501)	(40,969)	(27,229)
Operating profit / (loss)	2,667	(25,884)	(24,853)
Finance income	2,788	3,096	8
Finance costs	(424)	(1,164)	(862)
Profit / (loss) before income tax	5,031	(23,952)	(25,707)
Income tax	2,496	3,762	4,336
Profit / (loss) for the year	7,527	(20,190)	(21,371)
Exchange differences on translating foreign operations	19	(13)	29
Other comprehensive income / (loss)
Total comprehensive profit / (loss)	£ 7,546	£ (20,203)	£ (21,342)
Basic and diluted earnings / (loss) per ordinary share from operations (in pounds per share)	£ 0.09	£ (0.31)	£ (0.35)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’